ACCOUNTS RECEIVABLE, NET (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Balance at the beginning of the year	$ 18,431	$ 13,273
Provision for the year		15,394
Credit loss reversal	(64)	(9,792)
Credit loss reversal	(1,142)
Foreign currency translation adjustment	337	(444)
Balance at the beginning of the year	$ 17,562	$ 18,431